UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: InR Advisory Services, LLC
Address: 115 W. State Street, Suite 300
         Media, Pennsylvania 19063


Form 13F File Number: 028-15001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Glackin
Title: Chief Compliance Officer
Phone: (610) 891-1677


Signature, Place, and Date of Signing:


 Michael Glackin          Media, Pennsylvania        February 5, 2013
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:               63
                                                  ------------------------

Form 13F Information Table Value Total:
                                                     $334506 (x thousand)
                                                  ------------------------

List of Other Included Managers:


D


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                           InR Advisory Services, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC                         COM               00206R102     727    21560SH             SOLE                            21560
BANK OF AMERICA CORPORATION      COM                60505104    1502   129342SH             SOLE                           129342
CBRE CLARION GLOBAL REAL EST     COM               12504G100       6      700SH             SOLE                              700
CEL-SCI CORP                     COM NEW           150837409       0      150SH             SOLE                              150
CISCO SYS INC                    COM               17275R102       4      200SH             SOLE                              200
CITIGROUP INC                    COM NEW           172967424    1048    26502SH             SOLE                            26502
CLEARWIRE CORP NEW               CL A              18538Q105       1      250SH             SOLE                              250
CONOCOPHILLIPS                   COM               20825C104       1       10SH             SOLE                               10
DISCOVER FINL SVCS               COM               254709108       4      113SH             SOLE                              113
DU PONT E I DE NEMOURS & CO      COM               263534109     706    15687SH             SOLE                            15687
EASTMAN KODAK CO                 COM               277461109      18   103227SH             SOLE                           103227
FAIRPOINT COMMUNICATIONS INC     COM               305560104       0        3SH             SOLE                                3
GENERAL ELECTRIC CO              COM               369604103     970    46210SH             SOLE                            46210
GOLDEN MINERALS CO               COM               381119106       0       85SH             SOLE                               85
HEWLETT PACKARD CO               COM               428236103     906    63577SH             SOLE                            63577
ICG GROUP INC                    COM               44928D108       0        1SH             SOLE                                1
IDEARC INC                       COM               451663108       0       15SH             SOLE                               15
INTEL CORP                       COM               458140100     676    32787SH             SOLE                            32787
INTERNATIONAL BUSINESS MACHS     COM               459200101      38      199SH             SOLE                              199
INTL PAPER CO                    COM               460146103     999    25071SH             SOLE                            25071
ISHARES TR                       BARCLYS TIPS BD   464287176     469     3867SH             SOLE                             3867
ISHARES TR                       CORE S&P MCP ETF  464287507      50      492SH             SOLE                              492
ISHARES TR                       CORE S&P SCP ETF  464287804      21      272SH             SOLE                              272
ISHARES TR                       CORE TOTUSBD ETF  464287226    1726    15535SH             SOLE                            15535
ISHARES TR                       HIGH YLD CORP     464288513    7958    85250SH             SOLE                            85250
ISHARES TR                       MSCI EAFE INDEX   464287465     695    12217SH             SOLE                            12217
ISHARES TR                       NASDQ BIO INDX    464287556      37      270SH             SOLE                              270
ISHARES TR                       RUSSELL1000GRW    464287614      89     1364SH             SOLE                             1364
ISHARES TR                       RUSSELL1000VAL    464287598      78     1070SH             SOLE                             1070
JPMORGAN CHASE & CO              COM               46625H100    1017    23134SH             SOLE                            23134
MERCK & CO INC NEW               COM               58933Y105     816    19923SH             SOLE                            19923
MICROSOFT CORP                   COM               594918104      18      678SH             SOLE                              678
MORGAN STANLEY                   COM NEW           617446448       4      226SH             SOLE                              226
PFIZER INC                       COM               717081103     886    35341SH             SOLE                            35341
PHILIP MORRIS INTL INC           COM               718172109     772     9228SH             SOLE                             9228
PHILLIPS 66                      COM               718546104       0        5SH             SOLE                                5
POWERSHARES QQQ TRUST            UNIT SER 1        73935A104       2       24SH             SOLE                               24
SAFEGUARD SCIENTIFICS INC        COM NEW           786449207       0       10SH             SOLE                               10
SPDR GOLD TRUST                  GOLD SHS          78463V107       6       35SH             SOLE                               35
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835   80754   961014SH             SOLE                           961014
VANGUARD INDEX FDS               GROWTH ETF        922908736   48167   676689SH             SOLE                           676689
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     463     7108SH             SOLE                             7108
VANGUARD INDEX FDS               MID CAP ETF       922908629   20329   246586SH             SOLE                           246586
VANGUARD INDEX FDS               REIT ETF          922908553   10882   165376SH             SOLE                           165376
VANGUARD INDEX FDS               SM CP VAL ETF     922908611     129     1774SH             SOLE                             1774
VANGUARD INDEX FDS               SMALL CP ETF      922908751   20229   250055SH             SOLE                           250055
VANGUARD INDEX FDS               SML CP GRW ETF    922908595     135     1512SH             SOLE                             1512
VANGUARD INDEX FDS               TOTAL STK MKT     922908769     347     4730SH             SOLE                             4730
VANGUARD INDEX FDS               VALUE ETF         922908744   47339   805081SH             SOLE                           805081
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US     922042775   66077  1444307SH             SOLE                          1444307
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF  922042858   15014   337169SH             SOLE                           337169
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874      61     1241SH             SOLE                             1241
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866      27      501SH             SOLE                              501
VANGUARD INTL EQUITY INDEX F     TT WRLD ST ETF    922042742      13      268SH             SOLE                              268
VANGUARD SCOTTSDALE FDS          INT-TERM CORP     92206C870    1163    13263SH             SOLE                            13263
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP    92206C409     727     9046SH             SOLE                             9046
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF       921908844     158     2648SH             SOLE                             2648
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858       5      128SH             SOLE                              128
VANGUARD WHITEHALL FDS INC       HIGH DIV YLD      921946406      95     1922SH             SOLE                             1922
VECTOR GROUP LTD                 COM               92240M108      22     1473SH             SOLE                             1473
WISDOMTREE TRUST                 DRYFS CURR ETF    97717W133      26     1244SH             SOLE                             1244
WISDOMTREE TRUST                 EMERG MKTS ETF    97717W315      27      466SH             SOLE                              466
WISDOMTREE TRUST                 EQTY INC ETF      97717W208      67     1458SH             SOLE                             1458

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